Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets [abstract]
Disclosure of other non-current assets table [text block]
Other non-current assets	As of December 31,
in 000€	2020	2019	2018
Tax credits	3,381	3,015	3,006
Guarantees and deposits	528	415	405
Non-current receivable on joint venture		138	1,096
Other	184	27	29
Total non-current assets	4,093	3,595	4,536

Disclosure of investments in convertible loans [text block]
Investments in convertible loans	As of December 31,
in 000€	2020	2019	2018
Convertible loan	6,203	2,750
Total non-current assets	6,203	2,750	−

Disclosure of investments in non-listed equity instruments [text block]
Investments in non-listed equity instruments	As of December 31,
in 000€	2020	2019	2018
Non-listed equity investments	3,842	3,046	2,701
Total non-current assets	3,842	3,046	2,701

Disclosure of other current assets table [text block]

	As of December 31,
in 000€	2020	2019	2018
Deferred charges	2,841	2,632	2,046
Tax credits	1,243	695	185
Accrued income	260	486	958
Other tax receivables	1,125	3,127	2,286
Grants	1,181	754	687
Other non-trade receivables	1,640	922	774
Total other current assets	8,290	8,616	6,936